UNREALIZED LOSSES ON SECURITIES (Schedule of Gross Unrealized Losses and Fair Value) (Details) - USD ($) $ in Thousands		Jun. 30, 2021	Jun. 30, 2020
Less Than Twelve Months
Fair Value		$ 54,789	$ 77,867
Gross Unrealized Losses		(76)	(920)
Twelve Months or Greater
Fair Value		10,407	35,469
Gross Unrealized Losses		(98)	(863)
Total
Fair Value		65,196	113,336
Gross Unrealized Losses		(174)	(1,783)
Corporate Debt Securities [Member]
Less Than Twelve Months
Fair Value		17,111	50,115
Gross Unrealized Losses		(7)	(509)
Twelve Months or Greater
Fair Value			8,550
Gross Unrealized Losses			(265)
Total
Fair Value		17,111	58,665
Gross Unrealized Losses		(7)	(774)
Foreign Debt Securities [Member]
Less Than Twelve Months
Fair Value	[1]	10,929	13,970
Gross Unrealized Losses	[1]	(21)	(63)
Twelve Months or Greater
Fair Value	[1]
Gross Unrealized Losses	[1]
Total
Fair Value	[1]	10,929	13,970
Gross Unrealized Losses	[1]	(21)	(63)
Collateralized Mortgage Obligations [Member]
Less Than Twelve Months
Fair Value		22,810	13,782
Gross Unrealized Losses		(42)	(348)
Twelve Months or Greater
Fair Value		10,407	26,919
Gross Unrealized Losses		(98)	(598)
Total
Fair Value		33,217	40,701
Gross Unrealized Losses		(140)	$ (946)
U.S. Government Agency Securities [Member]
Less Than Twelve Months
Fair Value		3,214
Gross Unrealized Losses		(1)
Twelve Months or Greater
Fair Value
Gross Unrealized Losses
Total
Fair Value		3,214
Gross Unrealized Losses		(1)
Obligations of States and Political Subdivisions [Member]
Less Than Twelve Months
Fair Value		725
Gross Unrealized Losses		(5)
Twelve Months or Greater
Fair Value
Gross Unrealized Losses
Total
Fair Value		725
Gross Unrealized Losses		$ (5)

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.